J.P. Morgan Institutional Funds
J.P. Morgan Institutional European Equity Fund
J.P. Morgan Institutional Japan Equity Fund
Supplement dated July 22, 1998 to the Statement of Additional Information dated March 31, 1998


Effective immediately the J.P. Morgan Institutional Japan Equity Fund will no longer accept new purchase orders.